THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")

                                CARILLON ACCOUNT
                              CARILLON LIFE ACCOUNT
                              ("Separate Accounts")

                                 Supplement to:
                   VA I, VA II and VA II SA, Advantage VA III,
                         Prospectuses Dated May 1, 2008
                              Excel Performance VUL
                        Prospectus Dated December 2, 2008
                              Excel Accumulator VUL
                          Prospectus Dated May 1, 2008
                     Excel Choice VUL and Executive Edge VUL
                       Prospectuses Dated November 5, 2007

                         Supplement Dated April 24, 2009

The Ohio Department of Insurance and the Nebraska Department of Insurance have each approved applications submitted by The Union Central Life Insurance Company to transfer its domicile from Ohio to Nebraska. All required filings with the Nebraska Secretary of State and the Nebraska Department of Insurance have been completed to accomplish the redomestication of Union Central to Nebraska, effective April 22, 2009.

Therefore, all statements in your prospectus and Statement of Additional Information that Union Central is an Ohio insurance company shall be revised to state that "Union Central is a Nebraska insurance company." Text regarding Union Central ownership is revised to state that "Union Central is a wholly owned subsidiary of Ameritas Life Insurance Corp. ("Ameritas"), a Nebraska life insurance company. Ameritas is wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company, a Nebraska mutual insurance holding company."

All other provisions of your policy remain as stated in your policy and prospectus, as previously amended.

  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.
    If you do not have a current prospectus, please contact Union Central at
                                1-800-825-1551.